Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 4 – LEASES

The following represents the aggregate right-of-use assets and related lease liabilities as:

	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet – right-of-use assets, net	$1,463	$1,775
Current liabilities	$376	$346
Long-term liabilities	1,098	1,492
Total operating leased liabilities	$1,474	$1,838

In the fourth quarter of 2020, the Company entered into a new operating lease agreement of a new office space in Israel which resulted in increase of the right-of-use asset and the lease liability in approximately $600 thousand, the lease terms expected to be seven years commencing in January 2021.

The weighted average lease term and weighted average discount rate as of December 31, 2021 were as follows:

Weighted average lease term – operating lease	4.65 years
Weighted average discount rate – operating lease	7.05%

The future cash flows related to the operating lease liabilities as of December 31, 2021 were as follows:

U.S. dollars in thousands
Years ending December 31:
2022	$427
2023	427
2024	333
2025	162
2026	158
Thereafter	199
Total lease payments (undiscounted)	1,706
Less – discount to net present value	(232)
Present value of lease liabilities	$1,474